Pension and other post-retirement benefits - Estimated future benefit payments (Details 6) SFr in Millions	Dec. 31, 2020 CHF (SFr)
Defined benefit pension plans
Estimated future benefit payments
Next twelve months	SFr 1,082
Year two	903
Year three	904
Year four	903
Year five	887
For five years thereafter	4,409
Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	11
Year two	10
Year three	10
Year four	10
Year five	9
For five years thereafter	40
Bank | International | Defined benefit pension plans
Estimated future benefit payments
Next twelve months	99
Year two	89
Year three	99
Year four	103
Year five	108
For five years thereafter	600
Bank | International | Other post-retirement defined benefit plans
Estimated future benefit payments
Next twelve months	11
Year two	10
Year three	10
Year four	10
Year five	9
For five years thereafter	SFr 40